Intangible Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Inangible Assets and Liabilitiesl [Abstract]
Schedule of Finite-lived intangible assets, fuure amortization expense

						Amortization Schedule
	Amount Acquired	Accumulated amortization as of December 31, 2012	Amortization for the year ended December 31, 2013	2014	2015	2016	2017	2018

Trade names	$9,145	$4,510	$877	$877	$877	$877	$877	$250
Software	5,888	2,905	566	566	566	566	563	153

Total Intangible Assets, net	$15,033	$7,415	$1,443	$1,443	$1,443	$1,443	$1,440	$403

Above-market acquired time charters and drilling contracts	$62,373	$42,798	$10,759	$7,443	$ 1,373	$ -	-	-